Related party transactions (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 127,352	$ 89,561
Shareholder loan
Disclosure of transactions between related parties [line items]
Amounts due to related parties	4,153	6,230
Due to related parties
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 123,199	$ 83,331